UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                             FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];   Amendment Number:
This Amendment (Check only one.)[  ]  is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Alerus Financial, N.A.
Address:          PO Box 6001
                  401 Demers Ave
                  Grand Forks, ND  58206-6001

13F File Number:  28-03439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Carpenter
Title:     Director Trust & Investments
Phone:     701-795-3211
Signature, Place, and Date of Signing:
      Douglas C. Carpenter    Grand Forks, North Dakota    August 8, 2012


Report Type  (Check only one.):

[  ]  13F Holdings Report.

[  ]  13F Notice.

[X ]  13F Combination Report.


List of Other Managers Reporting for this Manager:
        28-06758  Arbor Capital Management LLC
        28-10174  Leuthold Weeden Capital Management LLC
        28-14784  Alerus Investment Advisors Corp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers 0

Form 13F Information Table Entry 17

Form 13F Information Table Value $159,196


List of Other Included Managers:

No.            13F File Number  Name


                                                                      FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALLDSCRETN-MANAGERS-   SOLE   SHARED     NONE

  ISHARES TRUST                  DJ SEL DIV INX   464287168    12258   218147 SH      SOLE              218,147
  ISHARES TRUST                  BARCLYS TIPS BD  464287176     4659    38912 SH      SOLE               38,912
  ISHARES TRUST                  S & P 500 INDEX  464287200    24598   179877 SH      SOLE              179,877
  ISHARES TRUST                  BARCLY USAGG B   464287226     9699    87147 SH      SOLE               87,147
  ISHARES TRUST                  MSCI EMERG MKT   464287234     5819   148713 SH      SOLE              148,713
  ISHARES TRUST                  IBOXX INV CPBD   464287242    10740    91335 SH      SOLE               91,335
  ISHARES TRUST                  MSCI EAFE INDEX  464287465    12147   243139 SH      SOLE              243,139
  ISHARES TRUST                  S & P MIDCAP 400 464287507     5516    58573 SH      SOLE               58,573
  ISHARES TRUST                  RUSSELL 2000     464287655    11918   149800 SH      SOLE              149,800
  ISHARES TRUST                  DEV SM CP EX-N   464288497     2004    63029 SH      SOLE               63,029
  ISHARES TRUST                  HIGH YLD CORP    464288513     4438    48610 SH      SOLE               48,610
  SPDR INDEX SHS FDS             S & P INTL SMCP  78463X871     2016    78123 SH      SOLE               78,123
  VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12239   387669 SH      SOLE              387,669
  VANGUARD INDEX FUNDS           S & P 500 ETF SHS922908413    18763   301261 SH      SOLE              301,261
  VANGUARD INDEX FUNDS           REIT ETF         922908553     4924    75253 SH      SOLE               75,253
  VANGUARD INDEX FUNDS           MCAP ETF         922908629     5482    71015 SH      SOLE               71,015
  VANGUARD INDEX FUNDS           SMALL CP ETF     922908751    11976   157496 SH      SOLE              157,496